Income Taxes	12 Months Ended
Dec. 31, 2023
Disclosure of income taxes [Abstract]
Income Taxes
Note 24 – Income Taxes

A.	Components of the Income Taxes

	For the Year Ended December 31,
	2023	2022	2021
	$ Thousands
Current taxes on income
In respect of current year	11,049	39,559	6,892
Deferred tax expense/(income)
Creation and reversal of temporary differences	14,150	(1,579)	(2,567)
Total tax expense on income	25,199	37,980	4,325

No previously unrecognized tax benefits were used in 2023, 2022 or 2021 to reduce our current tax expense.

B.	Reconciliation between the theoretical tax expense (benefit) on the pre-tax income (loss) and the actual income tax expenses

	For the Year Ended December 31,
	2023	2022	2021
	$ Thousands
(Loss)/Profit from continuing operations before income taxes	(185,749)	387,639	879,642
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	(31,577)	65,899	149,539

(Decrease) increase in tax in respect of:
Elimination of tax calculated in respect of the Group’s share in profit of associated companies	72,258	(45,464)	(190,539)
Different tax rate applicable to subsidiaries operating overseas	4,371	6,429	(9,297)
Income subject to tax at a different tax rate	178	116	-
Non-deductible expenses	(2,826)	158,811	44,851
Exempt income	(26,862)	(164,822)	(23,937)
Taxes in respect of prior years	522	(739)	(361)
Tax in respect of foreign dividend	6,665	18,447	28,172
Share of non-controlling interests in entities transparent for tax purposes	-	(1,082)	5,528
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	608	511	95
Other differences	1,862	(126)	274
Tax expense on income included in the statement of profit and loss	25,199	37,980	4,325

C.	Deferred tax assets and liabilities

1.
Deferred tax assets and liabilities recognized

The deferred taxes are calculated based on the tax rate expected to apply at the time of the reversal as detailed below. Deferred taxes in respect of subsidiaries were calculated based on the tax rates relevant for each country.

The deferred tax assets and liabilities are derived from the following items:

	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Financial instruments	Other*	Total
	$ Thousands
Balance of deferred tax (liability) asset as at January 1, 2022	(127,230)	112,342	1,260	(83,553)	(97,181)
Changes recorded on the statement of profit and loss	(20,103)	8,116	(235)	13,801	1,579
Changes recorded in other comprehensive income	-	-	(2,657)	(4,439)	(7,096)
Translation differences	14,615	(4,370)	(103)	(147)	9,995
Balance of deferred tax (liability) asset as at December 31, 2022	(132,718)	116,088	(1,735)	(74,338)	(92,703)
Changes recorded on the statement of profit and loss	(9,626)	6,054	24	(10,601)	(14,149)
Changes recorded in other comprehensive income	-	-	354	2,851	3,205
Changes recorded from business combinations	(18,468)	-	-	-	(18,468)
Translation differences	3,313	(1,364)	7	(569)	1,387
Balance of deferred tax (liability) asset as at December 31, 2023	(157,499)	120,778	(1,350)	(82,657)	(120,728)

*	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.

2.	The deferred taxes are presented in the statements of financial position as follows:
	As at December 31,
	2023	2022
	$ Thousands
As part of non-current assets	15,862	6,382
As part of current liabilities	-	(1,285)
As part of non-current liabilities	(136,590)	(97,800)
	(120,728)	(92,703)

Income tax rate in Israel is 23% for the years ended December 31, 2023, 2022 and 2021. The tax rate applicable to US companies are (i) federal corporate tax of 21% and (ii) state tax ranging from 4% to 11.5%. According to the provisions of the tax treaty between Israel and the United States, interest payments are subject to withholding tax of 17.5%, and dividend payments are subject to withholding tax of 12.5%. In Singapore, the corporate tax rate is 17%. Dividends received by Kenon from ZIM, an associated company incorporated in Israel, is subject to a withholding tax rate of 5%.

On January 4, 2016, Amendment 216 to the Income Tax Ordinance (New Version) – 1961 (hereinafter – “the Ordinance”) was passed in the Knesset. As part of the amendment, OPC’s and Hadera’s income tax rate was reduced by 1.5% to a rate of 25% as from 2016. Furthermore, on December 22, 2016 the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.

3.	Tax and deferred tax balances not recorded

Unrecognized deferred tax assets

	As at December 31,
	2023	2022
	$ Thousands
Losses for tax purposes	130,147	153,907

In Israel, as of December 31, 2023, the Group has tax loss carryforwards of approximately NIS 650 million (approximately $179 million). OPC did not recognize a deferred tax asset in respect of approximately NIS 150 million (approximately $41 million) in tax losses, since it does not expect that there will be an expected foreseeable taxable income against which the tax benefits can be utilized.

In the United States, as of December 31, 2023, the Group has tax loss carryforwards of approximately $470 million at the federal level. In respect of net operating losses for tax purposes, the Group has tax losses of $89 million, which may be offset for tax purposes in the United States against future income, subject to complying with the conditions of the law, some of which are not under the OPC’s control and, therefore, OPC did not recognize deferred tax assets in respect thereof. These losses will expire in 2027-2037.

Unrecognized deferred tax liabilities

The tax effect on taxable temporary differences of $5 million (2022: $32 million) has not been recorded as this arises from undistributed profits of the Group’s associated companies which the Group does not expect to incur.

4.	Safe harbor rules

Singapore does not impose taxes on disposal gains, which are considered to be capital in nature, but imposes tax on income and gains of a trading nature. As such, whenever a gain is realized on the disposal of an asset, the practice of the Inland Revenue Authority of Singapore is to rely upon a set of commonly-applied rules in determining the question of capital (not taxable) or revenue (taxable). Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company between June 1, 2012 and December 31, 2027 are generally not taxable if, immediately prior to the date of such disposal, the divesting company has held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months.